Significant Accounting Policies (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2022	Nov. 21, 2022	Aug. 16, 2022	Nov. 12, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Federal depository insurance						$ 250,000	$ 250,000
Deferred offering costs					$ 8,333,135	8,333,135	8,333,135
Underwriting discount				$ 2,875,000	2,875,000	2,875,000	2,875,000
Deferred underwriting discount				5,031,250		5,031,250	5,031,250
Other offering cost				$ 426,884	426,885	$ 426,885	$ 426,885
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Issuance of Class B common stock to Sponsor, shares	499,992
Excise tax rate			1.00%			1.00%
Deferred underwriting discount					$ 500,000	$ 500,000
Effective tax rate					28.92%	22.14%	(34.47%)
Effective tax rate					(28.92%)	(22.14%)	34.47%
Effective tax rate					21.00%	21.00%	21.00%	21.00%
Common Class A [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Anti dilutive securities						14,108,000	14,108,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Issuance of Class B common stock to Sponsor, shares				1,875,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting discount				$ 2,875,000
Issuance of Class B common stock to Sponsor, shares				14,375,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor, shares						14,375,000	14,375,000